Commitments and Contingencies - Summary of Commitments to Purchase Mineral Stream (Parenthetical) (Detail) lb in Millions	1 Months Ended	3 Months Ended	6 Months Ended
	Aug. 31, 2020 m²	Jun. 30, 2020 $ / oz oz lb	Jun. 30, 2020 oz $ / oz m² lb	Jul. 01, 2020 $ / oz
Yauliyacu [member]
Disclosure of contractual obligations and commitments [line items]
Minimum market price of silver on a per ounce basis before top up payment is required		20	20
Maximum market price of silver on a per ounce basis before top up payment is capped		40	40
Aljustrel [member]
Disclosure of contractual obligations and commitments [line items]
Maximum percentage of copper included in concentrate			15.00%
Cotabambas [member]
Disclosure of contractual obligations and commitments [line items]
Cumulative silver equivalent ounces to be produced before reduction in stream percentage | oz		90,000,000	90,000,000
Constancia and 777 [member]
Disclosure of contractual obligations and commitments [line items]
Initial term of contract			40 years
Keno Hill PMPA [Member] | Bottom of range [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the spot price of metal delivered				10.00%
Silver Price Per Ounce At Which Bottom Range Price Takes Effect				23
Keno Hill PMPA [Member] | Top of range [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the spot price of metal delivered				90.00%
Silver Price Per Ounce At Which Top Range Price Takes Effect				15
Silver interests [member] | Antamina [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the spot price of metal delivered		20.00%	20.00%
Gold interests [member] | San Dimas [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		25.00%	25.00%
Percentage of silver production to be Converted to gold and purchased			25.00%
Gold to silver exchange ratio			70
Gold to silver price ratio minimum limit for revisiting stated exchange rate		50	50
Gold to silver price ratio maximum limit for revisiting stated exchange rate		90	90
Exchange ratio to be fixed when price ratio reach minimum limit for six months		50	50
Exchange ratio to be fixed when price ratio reach maximum limit for six months		90	90
Gold to silver exchange ratio, description		the fixed gold to silver exchange ratio has been revised to 90:1	If the average gold to silver price ratio decreases to less than 50:1 or increases to more than 90:1 for a period of 6 months or more, then the "70" shall be revised to "50" or "90", as the case may be, until such time as the average gold to silver price ratio is between 50:1 to 90:1 for a period of 6 months or more in which event the "70" shall be reinstated.
Gold interests [member] | Minto PMPA Agreement Amendment [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the spot price of metal delivered		75.00%	75.00%
Number of ounces to be delivered before first step down in entitlement percentage | oz		11,000	11,000
Per Ounce Cash Payment		325	325
No of months for continuation of amended pricing			14 months
Gold [member] | Antamina [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%	0.00%
Gold [member] | San Dimas [member]
Disclosure of contractual obligations and commitments [line items]
Gold to silver exchange ratio			70
Per Ounce Cash Payment		606	606
Gold [member] | Stillwater [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		100.00%	100.00%
Gold [member] | Voisey's Bay [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%	0.00%
Gold [member] | Yauliyacu [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%	0.00%
Gold [member] | Stratoni [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%	0.00%
Gold [member] | Aljustrel [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%	0.00%
Gold [member] | Minto [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		100.00%	100.00%
Number of ounces to be delivered before sharing mechanism applies | oz		30,000	30,000
Attributable Payable Production to be Purchased there after		50.00%	50.00%
Gold [member] | Cotabambas [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		25.00%	25.00%
Attributable Payable Production to be Purchased after stream percentage reduction		16.67%	16.67%
Per Ounce Cash Payment		450	450
Gold [member] | Kutcho [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		100.00%	100.00%
Cumulative gold ounces to be delivered before reduction in stream percentage | oz		51,000	51,000
Gold [member] | Constancia deposit at constancia mine [member]
Disclosure of contractual obligations and commitments [line items]
Fixed rate gold recoveries		55.00%	55.00%
Gold [member] | Pampacancha deposit at constancia mine [member]
Disclosure of contractual obligations and commitments [line items]
Fixed rate gold recoveries		70.00%	70.00%
The end of fixed rate recoveries | oz		265,000	265,000
Gold [member] | Constancia and 777 [member]
Disclosure of contractual obligations and commitments [line items]
Price per ounce after the initial 40 year term			550
Silver [member] | Antamina [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		33.75%	33.75%
Silver [member] | San Dimas [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%	0.00%
Silver [member] | Stillwater [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%	0.00%
Silver [member] | Voisey's Bay [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%	0.00%
Silver [member] | Yauliyacu [member]
Disclosure of contractual obligations and commitments [line items]
Price floor on a per ounce basis | oz			4.35
Percentage of production to be purchased		100.00%	100.00%
Number of silver ounces to be delivered before sharing mechanism applies | oz		1,500,000	1,500,000
Top up payment to be paid on a per ounce basis as a percentage of the difference between the actual price per ounce and the Minimum price per ounce		50.00%	50.00%
Purchase commitments percentage			50.00%
Per Ounce Cash Payment		8.94	8.94
Maximum top up payment			10
Price cap on a per ounce basis		18.94	18.94
Silver [member] | Stratoni [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		100.00%	100.00%
Per Ounce Cash Payment		11.43	11.43
Area of drilling completed level 1 | m²			10,000
Area of drilling completed level 2 | m²			20,000
Area of drilling completed level 3 | m²			30,000
Top up payment on a per ounce basis - level 1		2.50	2.50
Top up payment on a per ounce basis - level 2		5.00	5.00
Top up payment on a per ounce basis - level 3		7.00	7.00
Area of drilling completed | m²	30,000
Silver [member] | Aljustrel [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		100.00%	100.00%
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			50.00%
Silver [member] | Minto [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		100.00%	100.00%
Per Ounce Cash Payment		4.27	4.27
Silver [member] | Cotabambas [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		100.00%	100.00%
Attributable Payable Production to be Purchased after stream percentage reduction		66.67%	66.67%
Per Ounce Cash Payment		5.90	5.90
Silver [member] | Kutcho [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		100.00%	100.00%
Attributable Payable Production to be Purchased after stream percentage reduction		66.67%	66.67%
Cumulative silver ounces to be delivered before reduction in stream percentage | oz		5,600,000	5,600,000
Silver [member] | Constancia and 777 [member]
Disclosure of contractual obligations and commitments [line items]
Price per ounce after the initial 40 year term			9.90
Palladium [member] | Antamina [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%	0.00%
Palladium [member] | San Dimas [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%	0.00%
Palladium [member] | Stillwater [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		4.50%	4.50%
Number of ounces to be delivered before first step down in entitlement percentage | oz		375,000	375,000
Percentage of production to be purchased after first step down		2.25%	2.25%
Number of ounces to be delivered before second step down in entitlement percentage | oz		550,000	550,000
Percentage of production to be purchased after second step down		1.00%	1.00%
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			18.00%
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL		22.00%	22.00%
Palladium [member] | Voisey's Bay [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%	0.00%
Palladium [member] | Yauliyacu [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%	0.00%
Palladium [member] | Stratoni [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%	0.00%
Palladium [member] | Aljustrel [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%	0.00%
Palladium [member] | Minto [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%	0.00%
Palladium [member] | Cotabambas [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%	0.00%
Palladium [member] | Kutcho [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%	0.00%
Cobalt [member] | Antamina [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%	0.00%
Cobalt [member] | San Dimas [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%	0.00%
Cobalt [member] | Stillwater [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%	0.00%
Cobalt [member] | Voisey's Bay [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		42.40%	42.40%
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			18.00%
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL		22.00%	22.00%
Cobalt pounds to be delivered before entitlement step down takes effect | lb		31	31
Percentage of metal production at the mine which WPM is entitled to after step down		21.20%	21.20%
Cobalt [member] | Yauliyacu [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%	0.00%
Cobalt [member] | Stratoni [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%	0.00%
Cobalt [member] | Aljustrel [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%	0.00%
Cobalt [member] | Minto [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%	0.00%
Cobalt [member] | Cotabambas [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%	0.00%
Cobalt [member] | Kutcho [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.00%	0.00%